Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
REVENUE
Revenue	$ 48,923,231	$ 48,652,951	$ 151,758,162	$ 148,168,757
OPERATING EXPENSES
Commissions and voyage related costs	24,360,806	18,299,117	68,048,930	55,199,927
Vessel operating expenses	16,255,279	16,330,356	49,667,147	46,786,299
Depreciation	8,910,486	8,638,739	26,343,052	25,625,382
Amortization of deferred drydock expenditure	943,926	771,037	2,595,076	1,971,213
General and administrative expenses
Corporate	3,432,622	3,244,179	10,098,644	9,484,195
Commercial and chartering	1,012,236	703,583	2,594,364	2,012,334
Total operating expenses	54,915,355	47,987,011	159,347,213	141,079,350
(Loss) / profit from operations	(5,992,124)	665,940	(7,589,051)	7,089,407
Interest expense and finance costs	(6,317,760)	(5,425,243)	(18,659,848)	(16,029,527)
Interest income	144,760	136,198	411,749	327,016
Loss before taxes	(12,165,124)	(4,623,105)	(25,837,150)	(8,613,104)
Income tax	(60,197)	(16,500)	(137,923)	(47,839)
Net loss	$ (12,225,321)	$ (4,639,605)	$ (25,975,073)	$ (8,660,943)
Loss per share, basic and diluted	$ (0.37)	$ (0.14)	$ (0.79)	$ (0.26)
Weighted average number of shares outstanding, basic and diluted	33,097,831	33,575,610	32,750,259	33,575,610